Annual Fund Operating Expenses - AST Western Asset Emerging Markets Debt Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.68%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses Over Assets [Item]	0.16%
= Total Annual Portfolio Operating Expenses	1.09%
- Fee Waiver and/or Expense Reimbursement	none
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%	[1]

[1]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.